Promissory Note (Details) - Helena Global Investment Opportunities I Ltd [Member] - DevvStream Corp [Member] - USD ($)			9 Months Ended
	Mar. 10, 2026	Mar. 06, 2026	Apr. 30, 2026
Promissory Note [Line Items]
Principal amount		$ 700,000	$ 615,255
Maturity date		Mar. 06, 2027
Proceeds from promissory note	$ 700,000
Issuance of discounting face amount			$ 595,759
Imputed market rate			17.50%
Amortized to interest expense			$ 104,240
Repayment of promissory note payable from ELOC drawdown proceeds			84,745
Interest expense			14,157
Unamortized discount			78,773
Net carrying value current liability			$ 536,482